Interest rate benchmark reform (Tables)	6 Months Ended
Jun. 30, 2022
Interest Rate Benchmark Reform [Abstract]
Disclosure of exposures impacted by the interest rate benchmark reform
At 30 June 2022, the Group had the following significant exposures impacted by interest rate benchmark reform which have yet to transition to the replacement benchmark rate:

At 30 June 2022	Sterling LIBOR £m	US Dollar LIBOR £m	Other[1] £m	Total £m

Non-derivative financial assets
Financial assets at fair value through profit or loss	—	—	—	—
Loans and advances to banks	—	1,586	—	1,586
Loans and advances to customers	886	1,275	5	2,166
Financial assets at amortised cost	886	2,861	5	3,752
	886	2,861	5	3,752

Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	—	103	—	103
Debt securities in issue	—	3,888	321	4,209
	—	3,991	321	4,312

Derivative notional/contract amount
Interest rate	1,411	118,296	796	120,503
Cross currency	—	19,997	958	20,955
	1,411	138,293	1,754	141,458
[1]Balances within Other include Canadian Dollar Offered Rate for which a cessation announcement, effective after 28 June 2024, was published on 16 May 2022.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 16: Interest rate benchmark reform (continued)

At 31 December 2021	Sterling LIBOR £m	US Dollar LIBOR £m	Other £m	Total £m

Non-derivative financial assets
Financial assets at fair value through profit or loss	131	172	—	303
Loans and advances to banks	—	3,252	—	3,252
Loans and advances to customers	3,419	2,549	—	5,968
Financial assets at amortised cost	3,419	5,801	—	9,220
	3,550	5,973	—	9,523

Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	—	100	3	103
Debt securities in issue[1]	—	3,548	26	3,574
	—	3,648	29	3,677

Derivative notional/contract amount
Interest rate	4,271	120,797	—	125,068
Cross currency	—	22,663	—	22,663
	4,271	143,460	—	147,731
[1]Includes capital related issuances of £3,494 million held by Lloyds Banking Group plc.